Document and Entity Information Document (USD $)	12 Months Ended
	Jun. 30, 2014	Aug. 08, 2014	Dec. 31, 2013
Document and Entity Information [Abstract]
Entity registrant name	CIMPRESS N.V.
Entity central index key	0001262976
Document type	8-K
Document period end date	Jun. 30, 2014
Amendment flag	false
Document fiscal year focus	2014
Document fiscal period focus	FY
Current fiscal year end date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity filer category	Large Accelerated Filer
Entity Public Float			$ 1,786,098,576
Entity common stock, shares outstanding		32,367,372